Note 11 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value adjustments net	Fair value adjustments, net is comprised of the following (in thousands):

	Year Ended December 31,
	2023	2022	2021
Gain (loss) on derivative contracts	$3,168	$844	$(32,655)
Unrealized (loss) on investments in equity securities	(243)	(5,632)	(4,295)
Gain on disposition or exchange of investments	—	65	1,158

Total fair value adjustments, net	$2,925	$(4,723)	$(35,792)

Schedule of assets and liabilities at fair value on a recurring basis
The table below sets forth our assets and liabilities (in thousands) that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category. See
Note 6
for information on the fair values of our defined benefit pension plan assets.

	Balance at December 31, 2023	Balance at December 31, 2022	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$106,374	$104,743	Level 1
Current and non-current investments:
Equity securities	32,284	24,018	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	14,740	45,146	Level 2
Derivative contracts - other current assets and other non-current assets:
Metal forward contracts	4,698	1,309	Level 2
Foreign exchange contracts	4,657	1,518	Level 2
Restricted cash and cash equivalents balances:
Certificates of deposit and other deposits	1,165	1,164	Level 1

Total assets	$163,918	$177,898

Liabilities
Derivative contracts - current and non-current derivative liabilities:
Metal forward contracts	$40	$14,643	Level 2
Foreign exchange contracts	1,508	7,548	Level 2

Total liabilities	$1,548	$22,191